COMBINED STATEMENT OF FINANCIAL POSITION (UNAUDITED) - USD ($) $ in Millions	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash, cash equivalents, and restricted cash	$ 3,255	$ 1,551	$ 2,067
Inventories, including deferred inventory costs (Note 5)	8,859	8,253	7,893
Current contract assets (Note 9)	8,579	8,339	8,183
All other current assets (Note 10)	462	352	324
Assets of business held for sale (Note 3)	993	1,444	820
Current assets	29,243	27,428	25,901
Property, plant, and equipment – net (Note 6)	5,224	5,228	5,105
Goodwill (Note 8)	4,403	4,437	4,164
Intangible assets – net (Note 8)	991	1,042	1,174
Contract and other deferred assets (Note 9)	633	621	744
Equity method investments (Note 11)	3,647	3,555	3,685
Deferred income taxes (Note 15)	1,428	1,582	1,601
All other assets (Note 10)	2,303	2,228	2,097
Total assets	47,872	46,121	44,471
Contract liabilities and deferred income (Note 9)	15,919	15,074	11,840
All other current liabilities (Note 14)	4,399	4,352	3,713
Liabilities of business held for sale (Note 3)	1,472	1,448	1,561
Current liabilities	29,516	29,306	26,042
Deferred income taxes (Note 15)	423	382	449
Non-current compensation and benefits	3,266	3,273	1,247
All other liabilities (Note 14)	4,687	4,780	5,126
Total liabilities	37,892	37,741	32,864
Net parent investment	9,659	8,051	12,106
Accumulated other comprehensive income (loss) – net attributable to GE Vernova (Note 16)	(686)	(635)	(1,456)
Total equity attributable to GE Vernova	8,974	7,416	10,650
Noncontrolling interests	1,007	964	957
Total equity	9,980	8,380	11,607
Total liabilities and equity	47,872	46,121	44,471
Nonrelated party
Current receivables – net	6,992	7,409	6,500
Accounts payable and equipment project payables	7,509	7,900	8,353
Related party
Current receivables – net	104	80	114
Accounts payable and equipment project payables	$ 217	$ 532	$ 575